Overlay Shares Large Cap Equity ETF
Schedule of Investments
May 31, 2020 (Unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.4%
Exchange Traded Funds - 99.4%
Vanguard S&P 500 ETF (a)(b)	220,653	$61,727,677
TOTAL EXCHANGE TRADED FUNDS (Costs $63,229,051)		61,727,677

MONEY MARKET FUNDS — 0.1%
First American Government Obligations Fund - Class X, 0.09% (c)	51,708	51,708
TOTAL MONEY MARKET FUNDS (Cost $51,708)		51,708

	Number of
	Contracts (d)		Notional Value
PURCHASED OPTIONS - 0.0% (e)
PURCHASED PUT OPTIONS - 0.0% (e)
S&P 500 Index
Expiration: June 2020, Exercise Price: $2,815 (f)	50	9,500	$15,221,550
Expiration: June 2020, Exercise Price: $2,820 (f)	50	3,375	15,221,550
TOTAL PURCHASED OPTIONS (Cost $43,929)		12,875

Total Investments (Cost $63,324,688) - 99.5%		61,792,260
Other assets and liabilities, net - 0.5%		334,245
TOTAL NET ASSETS - 100.0%		$62,126,505

Percentages are stated as a percent of net assets.

(a) Fair value of this security exceeds 25% of the Fund's net assets. Additional information for this security, including the financial statements, is available from the SEC's EDGAR database at www.sec.gov.

(b) All or a portion of the security is segregated as collateral for written options. The value of the security segregated as collateral for written options is $20,535,049.
(c) The rate shown is the annualized seven-day yield at period end.
(d) Each contract is equivalent to 100 shares of underlying security.
(e) Less than 0.05%
(f) Held in connection with a written option, see Schedule of Written Options for more detail.

Overlay Shares Large Cap Equity ETF
Schedule of Written Options
May 31, 2020 (Unaudited)

	Number of
	Contracts (a)	Value	Notional Value
WRITTEN OPTIONS - (0.1)%
WRITTEN PUT OPTIONS - (0.1)%
S&P 500 Index
Expiration: June 2020, Exercise Price: $2,905	50	$27,500	$15,221,550
Expiration: June 2020, Exercise Price: $2,910	50	12,875	15,221,550
TOTAL WRITTEN OPTIONS (Premiums Received $111,846)		$40,375

Percentages are stated as a percent of net assets.

(a) Each contract is equivalent to 100 shares of underlying security.